Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax
Schedule of deferred tax assets
	2024	2023
Deferred tax assets:
Net operating loss carryover	$5,310,500	$4,989,300
Accrued related party payroll	37,500	11,000
Valuation allowance	(5,348,000)	(5,000,300)
Net deferred tax asset	$-	$-

Schedule of income tax provision
	2024	2023
Book income	$(420,400)	$(550,900)
Related party accrued payroll	37,500	11,000
(Gain) Loss on debt settlement	(24,200)	16,900
Stock for services and compensation	78,800	97,100
Interest amortization	-	6,900
Inventory write-off	7,100	-
Valuation allowance	321,200	419,000
Income tax expense	$-	$-